Transactions with Related Parties (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Management fees charged during the period	$ 9,298,000	$ 7,990,000
Commission charged on charter hire agreements during period	1,788,000	1,449,000
Due From Related Parties, Current	600,000		2,679,000
Due to Related Parties, Current	96,000		0
Costamare Shipping Company SA [Member]
Related Party Transaction [Line Items]
Management fee per day per vessel	919		884	850
Management fee per day per vessel under bareboat charter	460		442	425
Annual fee for Company's officers	1,000,000
Portion of annual fee for Company's officers charged during the period	500,000	500,000
Management Agreement Expiration Date	December 31, 2015
Management agreement's automatic extention expiration date	December 31, 2020
Annual adjustment on management fees after December 31, 2012	4.00%
Months required for cancellation written notice for management agreement	12
Management fees calculated on the sale of a vessel	3 months
Construction supervisory fee	700,000
Annual adjustment on supervisory fees after December 31, 2012	4.00%
Construction supervisory fee, paid	1,050,000		2,450,000
Commission charged on charter hire agreements	0.75%
Management agreement date with V-Ships Greece Ltd.	January 7, 2013
Termination fee, description	The termination fee is equal to (a) the lesser of (i) five and (ii) the number of full years remaining prior to December 31, 2020, times (b) the aggregate fees due and payable to Costamare Shipping during the 12-month period ending on the date of termination; provided that the termination fee will always be at least two times the aggregate fees over the 12-month period described above
Date the Cell commenced	April 2013
Working capital security	1,500,000
Working capital security current	1,425,000
Working capital security non-current	75,000
Number of vessels under the Cell	19
Total charges by the manager to Company's affiliates	689,000
Management fees charged during the period	9,190,000	7,090,000
Commission charged on charter hire agreements during period	1,788,000	1,449,000
Due From Related Parties, Current			2,076,000
Due to Related Parties, Current	96,000
Ciel shipmanagement SA [Member]
Related Party Transaction [Line Items]
Management fee per day per vessel	600
Date when the services provided stopped	April 2013
Management fees charged during the period	108,000	900,000
Due From Related Parties, Current	600,000		603,000
Number of vessels managed	0		0
Shanghai Costamare Ship Management Co Ltd [Member]
Related Party Transaction [Line Items]
Due From Related Parties, Current	0		0
Due to Related Parties, Current	$ 0		$ 0
Number of vessels managed	10		9